ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities	$ 564,481		$ 530,339		$ 106,245
Oregon Energy LLC
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables				$ 7,115		$ 22,290
Accrued liabilities						54,000
Accounts payable and accrued liabilities		$ 1,568		$ 7,115		$ 76,290